Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans [Abstract]
Employee Benefit Plans

18.  Employee Benefit Plans

The Bank has a 401(k) savings plan covering substantially all employees.  Under the Plan, an employee can contribute up to 80 percent of their salary on a tax deferred basis.  The Bank may also make discretionary contributions to the Plan.  The Bank contributed $258 thousand and $240 thousand to the Plan in 2014 and 2013, respectively.

The Company has a deferred fee plan for Directors and executive management.  Directors of the Company have the option to elect to defer up to 100 percent of their respective retainer and Board of Director fees, and each member of executive management has the option to elect to defer 100 percent of their year-end cash bonuses.  Director and executive deferred fees totaled $79 thousand in 2014 and $44 thousand in 2013, and the interest paid on deferred balances totaled $23 thousand in 2014 and $19 thousand in 2013. No fees were distributed in 2014. In 2013, $22 thousand in deferred fees were distributed.

Certain members of management are also enrolled in a split-dollar life insurance plan with a post retirement death benefit of $250 thousand.  Total expenses related to this plan were $5 thousand in 2014 and $4 thousand in 2013.

Stock Transactions

Stock Option Plans

The Company has incentive and nonqualified option plans, which allow for the grant of options to officers, employees and members of the Board of Directors.  Transactions under the Company’s stock option plans for 2014 and 2013 are summarized in the following table:

	Shares	Weighted average exercise price	Weighted average remaining contractual life in years	Aggregate intrinsic value
Outstanding at December 31, 2012	516,332	$7.06	5.4	$327,725
Options granted	37,500	6.58
Options exercised	(11,667)	6.62
Options forfeited	(8,333)	6.56
Options expired	(84,857)	8.84
Outstanding at December 31, 2013	448,975	$6.70	5.6	$739,951
Options granted	46,000	8.16
Options exercised	(36,950)	4.33
Options forfeited	(9,119)	9.73
Options expired	(29,985)	10.16
Outstanding at December 31, 2014	418,921	$6.76	5.5	$1,257,968
Exercisable at December 31, 2014	340,423	$6.60	4.7	$1,098,108

Grants under the Company’s incentive and nonqualified option plans generally vest over 3 years and must be exercised within 10 years of the date of grant.  The exercise price of each option is the market price on the date of grant.  As of December 31, 2014, 1,720,529 shares have been reserved for issuance upon the exercise of options, 418,921 option grants are outstanding, and 1,252,416 option grants have been exercised, forfeited or expired, leaving 49,192 shares available for grant.

The fair values of the options granted during 2014 and 2013 were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	For the years ended December 31,
	2014	2013
Number of options granted	46,000	37,500
Weighted average exercise price	$8.16	$6.58
Weighted average fair value of options	$3.21	$3.19
Expected life in years (1)	5.54	5.75
Expected volatility (2)	45.32%	51.40%
Risk-free interest rate (3)	1.57%	1.24%
Dividend yield (4)	1.01%	0.17%
(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Upon exercise, the Company issues shares from its authorized but unissued common stock to satisfy the options.  The following table presents information about options exercised during 2014 and 2013:

	For the years ended December 31,
	2014	2013
Number of options exercised	36,950	11,667
Total intrinsic value of options exercised	$157,406	$15,367
Cash received from options exercised	70,405	-
Tax deduction realized from options exercised	62,868	6,138

The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
$0.00 - 4.00	89,000	4.2	$3.85	89,000	$3.85
4.01 - 8.00	282,475	6.4	6.73	208,977	6.55
8.01 - 12.00	5,551	9.2	10.39	551	11.25
12.01 - 16.00	41,895	2.1	12.62	41,895	12.62
Total	418,921	5.5	$6.76	340,423	$6.60

FASB ASC Topic 718, “Compensation - Stock Compensation,” requires an entity to recognize the fair value of equity awards as compensation expense over the period during which an employee is required to provide service in exchange for such an award (vesting period).  Compensation expense related to stock options and the related income tax benefit for the years ended December 31, 2014 and 2013 are detailed in the following table:

	For the years ended December 31,
	2014	2013
Compensation expense	$152,349	$140,873
Income tax benefit	60,848	56,265

As of December 31, 2014, unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Company’s stock option plans totaled approximately $189 thousand.  That cost is expected to be recognized over a weighted average period of 2.0 years.

Restricted Stock Awards

Restricted stock is issued under the stock bonus program to reward employees and directors and to retain them by distributing stock over a period of time.  The following table summarizes nonvested restricted stock activity for the year ended December 31, 2014:

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2013	95,625	$6.67
Granted	17,500	8.88
Vested	(35,375)	6.51
Nonvested restricted stock at December 31, 2014	77,750	$7.24

Restricted stock awards granted to date vest over a period of 4 years and are recognized as compensation to the recipient over the vesting period.  Unless the recipient makes an election to recognize all compensation on the grant date, the awards are recorded at fair market value at the time of grant and amortized into salary expense on a straight line basis over the vesting period.  As of December 31, 2014, 471,551 shares of restricted stock were reserved for issuance, of which 214,500 shares are available for grant.

Restricted stock awards granted during the years ended December 31, 2014 and 2013 were as follows:

	For the years ended December 31,
	2014	2013
Number of shares granted	17,500	42,500
Average grant date fair value	$8.88	$7.12

Compensation expense related to the restricted stock for the years ended December 31, 2014 and 2013 is detailed in the following table:

	For the years ended December 31,
	2014	2013
Compensation expense	$245,428	$198,682
Income tax benefit	98,024	79,354

As of December 31, 2014, there was approximately $491 thousand of unrecognized compensation cost related to nonvested restricted stock awards granted under the Company’s stock incentive plans.  That cost is expected to be recognized over a weighted average period of 2.6 years.